Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 116,618	$ 164,199
Trade accounts receivable, net	2,208	2,588
Due from related parties (Note 3)	2,227	55
Prepayments and other assets	1,705	1,839
Inventories	4,234	3,434
Total current assets	126,992	172,115
Fixed assets
Advances for vessels under construction - related party (Note 4)	36,318	66,641
Vessels, net (Note 4)	1,255,553	1,120,070
Total fixed assets	1,291,871	1,186,711
Other non-current assets
Above market acquired charters (Note 5)	107,751	115,382
Deferred charges, net	6,461	3,887
Restricted cash	16,500	15,000
Prepayments and other assets	789	0
Total non-current assets	1,423,372	1,320,980
Total assets	1,550,364	1,493,095
Current liabilities
Current portion of long-term debt (Note 6)	7,847	5,400
Trade accounts payable	10,030	5,351
Due to related parties (Note 3)	17,786	17,497
Accrued liabilities	5,425	5,636
Deferred revenue, current (Note 3)	11,563	11,684
Total current liabilities	52,651	45,568
Long-term liabilities
Long-term debt (Note 6)	523,858	572,515
Deferred revenue	1,589	2,451
Total long-term liabilities	525,447	574,966
Total liabilities	$ 578,098	$ 620,534
Commitments and contingencies (Note 9)
Partners' capital	$ 972,266	$ 872,561
Total liabilities and partners' capital	$ 1,550,364	$ 1,493,095